As filed with the Securities and Exchange Commission on September 7, 2007

File No. 333-12989

811-07835

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.           ☐

Post-Effective Amendment No. 17    ☒

and/or

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 17                            ☒

(Check appropriate box or boxes.)

Phoenix Life and Annuity Variable Universal Life Account

(Exact Name of Registrant)

Phoenix Life and Annuity Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06103-2899

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor's Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life and Annuity Company

One American Row

Hartford, CT 06103-2899

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 7, 2007 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

FILING NOTE:

This post-effective amendment incorporates by reference the prospectus and Statement of Additional Information dated May 1, 2007, as filed in Post-Effective Amendment No. 16 to Registration Statement on Form N-6 (File No. 333-12989) filed on April 26, 2007. This post-effective amendment also incorporated by reference Supplement dated June 18, 2007 to various prospectuses including Corporate Edge, filed pursuant to Rule 497(e) under the Securities Act of 1933 on June 18, 2007 in connection with the Registration Statement (File No. 333-12989).

VERSION A IS NOT AFFECTED BY THIS FILING

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the prospectuses dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those prospectuses. This supplement, any other supplement dated since May 1, 2007, and the related prospectus together constitute a new prospectus dated September 7, 2007.

The following changes are effective on Monday, September 10, 2007

❖	The following investment options are added to the first page of your prospectus:

Sentinel Variable Products Trust

❖  Sentinel Variable Products Balanced Fund

❖  Sentinel Variable Products Bond Fund

❖  Sentinel Variable Products Common Stock Fund

❖  Sentinel Variable Products Mid Cap Growth Fund

❖  Sentinel Variable Products Small Company Fund

❖	The following is added to the Summary of Expenses section of your prospectus:

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/06)

Series	Investment Management Fee	Rule 12b-1 or Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Expenses	Contractual Reimbursements & Waivers	Total Net Annual Fund Expenses
Sentinel Variable Products Balanced Fund	0.55%	0.00%	0.26%	N/A	0.81%	N/A	N/A
Sentinel Variable Products Bond Fund	040%	0.00%	0.28%	N/A	0.68%	N/A	N/A
Sentinel Variable Products Common Stock Fund	0.38%	0.00%	0.23%	N/A	0.61%	N/A	N/A
Sentinel Variable Products Mid Cap Growth Fund	0.48%	0.00%	0.29%	N/A	0.77%	N/A	N/A
Sentinel Variable Products Small Company Fund	0.40%	0.00%	0.25%	N/A	0.65%	N/A	N/A

TF930	1

❖	The following is added to the APPENDIX A – Investment Options section of your prospectus:

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Growth Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.

❖	All references in the prospectus to the “Rydex Variable Trust Inverse Government Long Bond Fund” are hereby replaced with “Rydex Variable Trust Inverse Government Long Bond Strategy Fund”.

❖	If your contract or policy offers a Guaranteed Minimum Accumulation Benefit (GMAB) or a Guaranteed Minimum Withdrawal Benefit (GMWB):

1.	In the section entitled Additional Programs, the second paragraph of the Program Required for GMAB and GMWB sub-section is deleted and replaced with the following paragraph:

You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

2.	Additionally, all references in the prospectus to a requirement to make program or option changes within the 30-day period surrounding the contract or policy anniversary (15 days prior and 15 days following) are hereby deleted.

❖

For all prospectuses listed above, except Corporate Edge, Executive Edge and Phoenix Executive VUL® , the Phoenix-Ibbotson Strategic Asset Allocation section of the prospectus is supplemented as follows:

If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the contract or policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date or policy date, as applicable, for as long as the asset allocation program is in effect for your contract or policy.

❖	The variable annuity prospectuses listed above are supplemented by the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, does not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, or, if provided by your contract, Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

TF930	2

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your contract.

❖	The variable universal life prospectuses listed above, other than the prospectuses for Corporate Edge, Executive Edge and Phoenix Executive VUL® , are supplemented with the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, will not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

Additionally, if your policy was issued on and after September 10, 2007 and Enhanced Dollar Cost Averaging is a policy feature, if you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following programs:

(1)	Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your policy.

❖	For the variable annuity prospectuses listed above that describe contracts offering the Enhanced Dollar Cost Averaging Program:

1.	the following information is added to the Dollar Cost Averaging sub-section of the prospectus within the Additional Programs section.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. If you choose to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period, the interest rate that will apply to the amounts you have allocated to your program, less any applicable contract or policy charges, will not be affected by the early termination. Instead, the interest rate that will apply is the rate that had been in effect for the program period you elected at the time you made the election. If you cancel your program before the end of the period you originally elected, you will not earn program interest following the valuation date on which your program terminates.

2.	The requirement that transfers out of the Guaranteed Interest Account (GIA) be made over a 4-year period in certain percentages each year does not apply to transfers from the GIA as a result of termination of an Enhanced Dollar Cost Averaging Program prior to the end of the program period. Consequently, any reference in the prospectuses to this requirement is limited as described above.

Dated: September 7, 2007	Please keep this supplement for future reference.

TF930	3

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the Statement of Additional Information dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those Statements of Additional Information. This supplement and the related Statement of Additional Information together constitute a new Statement of Additional Information dated September 7, 2007.

The following disclosure is added to the section of the Statement of Additional Information entitled Services.

Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing subaccount unit value for each subaccount of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per subaccount, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other separate accounts of the Company, and separate accounts of insurance company affiliates of the Company.

Year ended December 31	Fee Paid
2004	$2,059,968.19
2005	$548,916.20
2006	$537,086.62

Dated: September 7, 2007	Please keep this supplement for future reference.

TF931	1

Part C

Other Information

Item 26.	Exhibits

(a)	Board of Directors Resolution.

Resolution of the Board of Directors of Depositor establishing the Phoenix Life and Annuity Variable Universal Life Account (“Separate Account”) is incorporated herein by reference to the Registrant’s initial registration statement on Form S-6 filed via EDGAR on September 27, 1996. (File No. 333-12989).

(b)	Custodian Agreements.

Not applicable.

(c)	Underwriting Contracts

(1)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

(2)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(d)	Contracts

Version A:

(1)	Flex Edge Success - Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor is incorporated by reference to Registrant’s Statement on Form S-6 Pre-Effective Amendment No. 1 (File No. 333-12989) filed via EDGAR on March 14, 1997.

Version B:

(1)	Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V608 of Depositor is incorporated by reference to Registrant’s Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

(2)	Variable Policy Exchange Option Rider, Form VR34 of the Depositor, listed under Version C, below.

(3)	Flexible Term Insurance Rider, Form VR36 of the Depositor, listed under Version C, below.

(4)	Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

Version C:

(1)	Executive Benefit-VUL - Flexible Premium Variable Universal Life Insurance Policy Form Number V606 of Depositor is incorporated by reference to Registrant’s Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

(2)	Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to the Registrant’s Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

(3)	Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to the Registrant’s Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

(4)	Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(e)	Applications

Version A:

(1)	Form of application for Flex Edge Success filed via EDGAR with Registrant’s Pre-Effective Amendment No. 1 to Form S-6 on March 14, 1997 and incorporated herein by reference. (File No. 333-12989).

Version B:

Form of application for Corporate Edge filed via EDGAR with Registrant’s Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

Version C:

Form of application for Executive Benefit-VUL filed via EDGAR with Registrant’s Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

(f)	Depositor’s Certificate of Incorporation and Bylaws.

Certificate of Redomestication and Amended and Restated Certificate of Incorporation, effective May 9, 1996, filed April 21, 1997 with the Secretary of State of Connecticut incorporated by reference to the Registrant’s Pre-Effective Amendment No. 2 to Form S-6 filed via EDGAR on November 4, 1997 (File No. 333-12989).

Bylaws of Phoenix Life and Annuity Company, dated April 1, 1996, incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to Form S-6 filed via EDGAR on April 29, 1998. (File No. 333-12989).

(g)	Reinsurance Contracts.

Not applicable.

(h)	Participation Agreements.

(1)	Fund Participation Agreement dated July 15, 1999 among Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

(2)	(a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Registrant’s Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

	(b)	Amendment No. 1 dated April 20, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) and Bankers Trust Company is incorporated by reference to Registrant’s Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

	(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant’s Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

(3)	Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

(4)	Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

(5)	Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

(6)	Participation Agreement dated March 29, 2001 among Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

(7)	Form of Participation Agreement between Phoenix Life and Annuity Company and Wanger Advisors Trust is incorporated by reference to Registrant’s May 1, 2003 EDGAR filing on Post-Effective Amendment No. 11 Form N-6 (File No. 333-12989).

(8)	Form of Participation Agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors is incorporated herein by reference to Registrant’s May 1, 2003 EDGAR filing on Post-Effective Amendment No. 11 Form N-6 (File No. 333-12989).

(9)	Participation Agreement dated May 30, 2003 among Phoenix Life and Annuity Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s April 30, 2004 EDGAR filing on Form N-6 (File No. 333-12989).

(10)	Participation Agreement dated April 14, 2005 among Phoenix Life and Annuity Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989) filed via EDGAR on May 1, 2006.

(11)	Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

(12)	Fund Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

(13)	Form of Participation Agreement dated April 25, 2005 among Phoenix Life and Annuity Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989) filed via EDGAR on May 1, 2006.

(14)	Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

(15)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

(16)	Participation Agreement dated September 7, 2007 among Phoenix Life and Annuity Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is filed herewith.

(i)	Administrative Contracts.

(1)	Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

(2)	First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

(3)	Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Statement on Form N-6 (File No 333-12989) filed via EDGAR on April 25, 2005.

(4)	Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(5)	Fourth Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 13, 2005 is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 28, 2006.

(j)	Other Material Contracts.

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life and Annuity Company and PFPC, INC. is filed herewith.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life and Annuity Company and PFPC, INC. is filed herewith.

(3)	Information Sharing Agreements pursuant to Rule 22c-2 are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(k)	Legal Opinion.

(1)	Opinion and Consent of Counsel of Kathleen A. McGah is filed herewith.

(l)	Actuarial Opinion.

Not applicable.

(m)	Calculation.

Not applicable.

(n)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm, is filed herein.

(2)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement No. 333-12989 on Form N-6, filed via EDGAR on April 26, 2007.

(o)	Omitted Financial Statements.

Not applicable

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

Not applicable.

Item 27.	Directors and Officers of the Depositor.

Name	Position
Michael E. Haylon*	Director, Executive Vice President and Chief Financial Officer
Philip K. Polkinghorn*	Director and President
John H. Beers*	Vice President and Secretary
Katherine P. Cody*	Senior Vice President and Chief Accounting Officer
John R. Flores*	Vice President and Chief Compliance Officer
Daniel J. Moskey*	Vice President and Treasurer
Gina C. O’Connell*	Senior Vice President
Zafir Rashid*	Senior Vice President
Tracy L. Rich*	Executive Vice President and Assistant Secretary
Christopher M. Wilkos**	Senior Vice President and Corporate Portfolio Manager
James D. Wehr**	Executive Vice President and Chief Investment Officer

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.
**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Advisors, Inc. (100%) Delaware

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Co. (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisers, LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

Emprendimiento Compartido, S.A. (100%) Argentina

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29.	Indemnification

Section 33-779 of the Connecticut General Statutes states that: “a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive.”

Article V, Section 5.01, of the Bylaws of the Depositor (effective April 1, 1996) provides that: “Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer. The Company may, but shall not be obligated to maintain insurance at its expense to protect itself and any such person against any such liability cost or expense.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters.

Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO

Name	Position
George R. Aylward, Jr.**	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
Michael E. Haylon*	Director
Stephen D. Gresham**	Director, Senior Vice President
David C. Martin*	Vice President and Chief Compliance Officer
David R. Pellerin*	Vice President and Chief Financial Officer
Philip R. Polkinghorn*	Executive Vice President
Francis G. Waltman**	Director, President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899
**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

(c)	PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at One American Row, Hartford, CT 06103-2899.

Item 32.	Management Services.

Not applicable.

Item 33.	Fee Representation.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 17 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 333-12989 to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on this 6th day of September, 2007.

PHOENIX LIFE AND ANNUITY COMPANY

By:
* Philip K. Polkinghorn
President

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

By:
* Philip K. Polkinghorn
President

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah, as Attorney-in-Fact pursuant to Power of Attorney.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on this 6th day of September 2007.

Signature	Title

* Katherine P. Cody	Senior Vice President and Chief Accounting Officer

* Michael E. Haylon	Director, Executive Vice President and Chief Financial Officer

* Philip K. Polkinghorn	Director and President

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah, as Attorney-in-Fact pursuant to Power of Attorney.

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